Valuation Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility, minimum	41.00%	39.00%	38.00%	33.00%
Expected volatility, maximum	46.00%	46.00%	44.00%	35.00%
Expected dividend yield				7.00%
Risk-free interest rate, minimum	3.60%	2.60%	0.20%	0.30%
Risk-free interest rate, maximum	3.90%	2.90%	0.90%	0.40%
Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	5.60%	4.00%	3.90%
Expected term, in years	3 years	3 years	3 years	3 years
Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	5.80%	4.70%	4.10%
Expected term, in years	4 years	4 years 6 months	4 years 6 months	4 years 6 months
Restricted Share and RSUs [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average fair value awards vasting	$ 11.22	$ 14.12	$ 14.81	$ 9.58
Performance Shares [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average fair value awards vasting	$ 10.99	$ 13.15	$ 15.32	$ 8.57